Mortgage Payable (Tables)	12 Months Ended
Dec. 31, 2024
Mortgage Payable [Abstract]
Schedule of Incremental Borrowing Rate	The mortgage does not bear interest, is repayable by monthly instalments of $44,500 and matured in September 2024. The mortgage was secured by the powerplant.
	As at December 31,	As at December 31,
	2024	2023
Balance, beginning of period	$389,064	$877,127
Interest	11,436	45,937
Payments	(400,500)	(534,000)
Balance, end of period	$-	$389,064
Current portion	$-	$389,064
Non-current portion	-	-
Total mortgage payable	$-	$389,064